RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Services received as requested by the Company	$ 523,000	$ 429,000
Information technology-infrastructure and support services	21,000	21,000
Office rent	15,000	15,000
Reimbursement at cost of third party expense incurred by HDSI on behalf of the Company	160,000	72,000
Transactions with related party	$ 719,000	$ 537,000